Warrants - fair value of warrants (Details) - USD ($)	2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Changes in the fair value of warrants	$ 0	$ 2,646,000		$ 10,571,000
Evolv Technologies Holdings Inc [Member]
Class of Warrant or Right [Line Items]
Changes in the fair value of warrants		$ 736,000	$ 0
Evolv Technologies Holdings Inc [Member] | Maximum
Class of Warrant or Right [Line Items]
Changes in the fair value of warrants					$ 100,000	$ 100,000